Share-based payments - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Number of stock options
Balance - Beginning of year (in shares) | $	2,861,300	1,760,000
Issued (in shares) | $	2,666,666	1,304,300
Expired (in shares) | $	(227,833)	(203,000)
Exercised (in shares) | $	(998,333)
Balance - End of year (in shares) | $	4,301,800	2,861,300
Weighted average exercise price
Balance - Beginning of year (in dollar per share) | $ / shares	$ 3.78	$ 4.68
Issued (in dollar per share) | $ / shares	4.04	2.73
Expired (in dollar per share) | $ / shares	3.86	4.79
Exercised (in dollar per share) | $ / shares	2.84
Balance - End of year (in dollar per share) | $ / shares	$ 4.16	$ 3.78